ROU Assets and Operating Lease Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Rou Assets And Operating Lease Liabilities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		$ 113,203
Incremental borrowing rate percentage	0.25%
Weighted-average discount rates	5.88%	5.88%